Deposits (Tables)	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Summary of Deposits

	As at
	April 30, 2024						January 31 2024	October 31 2023
	Payable on demand (1)		Payable after notice (2)
($ millions)	Interest- bearing	Non-interest- bearing			Payable on a fixed date (3)	Total	Total	Total
Personal	$5,090	$10,724	$141,514		$134,789	$292,117	$292,576	$288,617
Business and government	170,612	32,859	54,292		347,694	605,457	597,114	612,267
Financial institutions	9,886	886	2,306		31,376	44,454	50,083	51,449
	$185,588	$44,469	$198,112	(4)	$513,859	$942,028	$939,773	$952,333
Recorded in:
Canada	$139,431	$24,004	$159,897		$357,157	$680,489	$672,204	$679,196
United States	36,564	46	4		53,785	90,399	96,041	96,807
United Kingdom	–	–	260		22,575	22,835	25,418	21,562
Mexico	92	7,536	15,029		20,646	43,303	41,907	41,424
Peru	4,606	55	5,569		6,038	16,268	15,591	15,860
Chile	1,188	4,927	144		17,068	23,327	22,056	23,724
Colombia	36	551	4,272		5,159	10,018	9,541	9,580
Other International	3,671	7,350	12,937		31,431	55,389	57,015	64,180
Total (5)	$185,588	$44,469	$198,112		$513,859	$942,028	$939,773	$952,333
(1)	Deposits payable on demand include all deposits for which the Bank does not have the right to notice of withdrawal, generally chequing accounts.
(2)	Deposits payable after notice include all deposits for which the Bank requires notice of withdrawal, generally savings accounts.
(3)	All deposits that mature on a specified date, generally term deposits, guaranteed investments certificates and similar instruments.
(4)	Includes $120 (January 31, 2024 – $123; October 31, 2023 – $123) of non-interest-bearing deposits.
(5)
Deposits denominated in U.S. dollars amount to $304,171 (January 31, 2024 – $306,198; October 31, 2023 – $320,088), deposits denominated in Chilean pesos amount to $19,590 (January 31, 2024 – $18,559; October 31, 2023 – $20,200), deposits denominated in Mexican pesos amount to $39,429 (January 31, 2024 – $38,651; October 31, 2023 – $38,127) and deposits denominated in other foreign currencies amount to $112,707 (January 31, 2024 – $116,160; October 31, 2023 – $116,926).

Summary of Maturity Schedule for Term Deposits
The following table presents the maturity schedule for term deposits in Canada greater than $100,000
(1)
.

($ millions)	Within three months	Three to six months	Six to twelve months	One to five years	Over five years	Total
As at April 30, 2024	$65,328	$34,442	$65,985	$118,006	$17,999	$301,760
As at January 31, 2024	$69,124	$35,016	$60,356	$127,447	$18,054	$309,997
As at October 31, 2023	$66,726	$39,525	$62,675	$130,384	$19,021	$318,331
(1)	The majority of foreign term deposits are in excess of $100,000.